Acquisitions (Pro-forma Results) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business Combinations [Abstract]
Sales, net	$ 2,330,331	$ 2,230,241	$ 2,280,071
Net income	$ 155,001	$ 75,183	$ 153,643
Basic earnings per common share	$ 2.49	$ 1.18	$ 2.41
Diluted earnings per common share	2.48	1.18	2.41